EQUITY (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Weighted average fair value at the date of grant	$ 7.28	$ 2.22	$ 2.05
Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.70%	0.19%	0.88%
Expected option term (in years)	3 years 9 months 26 days	1 year	6 years 3 months 4 days
Expected price volatility	36.00%	42.00%	52.00%
Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.17%	2.74%	1.33%
Expected option term (in years)	7 years 3 months 7 days	12 years 4 months 6 days	7 years 22 days
Expected price volatility	55.00%	53.00%	53.00%